Investments Accounted for by the Equity Method - Schedule of Equity Method Investments (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments
Equity method investment	$ 1,461.6	$ 2,392.4
Income (loss) from equity investments	$ 141.1	47.9
Canada | AltaGas Canada Inc. (ACI) (a)
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	37.00%
Equity method investment	$ 163.9	112.5
Income (loss) from equity investments	17.0	5.4
Equity method investment fair value	$ 367.9	$ 178.8
Shares owned (shares)	11,025,000	11,025,000
Share price (per share)	$ 33.37	$ 16.22
Canada | AltaGas Idemitsu Joint Venture LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 431.3	$ 342.9
Income (loss) from equity investments	$ 62.5	2.1
Canada | Inuvik Gas Ltd.
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	33.00%
Equity method investment	$ 0.0	0.0
Income (loss) from equity investments	$ 0.0	(0.2)
Canada | Sarnia Airport Storage Pool LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 18.0	18.7
Income (loss) from equity investments	1.0	1.0
Canada | Petrogas Preferred Shares
Schedule of Equity Method Investments
Equity method investment	150.0	150.0
Income (loss) from equity investments	$ 12.8	12.8
United States | Constitution Pipeline, LLC (Constitution)
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	10.00%
Equity method investment	$ 0.1	0.0
Income (loss) from equity investments	$ (0.5)	(0.2)
United States | Craven County Wood Energy LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 0.0	7.8
Income (loss) from equity investments	$ 0.1	(14.1)
United States | Eaton Rapids Gas Storage System
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 27.0	29.4
Income (loss) from equity investments	$ 1.3	2.0
United States | Grayling Generating Station LP
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	50.00%
Equity method investment	$ 0.0	29.0
Income (loss) from equity investments	$ 0.3	3.6
United States | Meade Pipeline Co. LLC (Meade)
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	55.00%
Equity method investment	$ 0.0	757.8
Income (loss) from equity investments	$ (3.6)	12.2
United States | Mountain Valley Pipeline, LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	10.00%
Equity method investment	$ 671.3	532.5
Income (loss) from equity investments	$ 42.8	11.5
United States | Stonewall Gas Gathering System LLC
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)	30.00%
Equity method investment	$ 0.0	411.8
Income (loss) from equity investments	$ 7.4	$ 11.8